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                        Putnam International Growth Fund
                             One Post Office Square
                                Boston, MA 02109

                                                                    June 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Putnam International Growth Fund (the "Fund") (Registration No.
         333-85876)
         Registration Statement of the Fund on Form N-14
         Investment Company Act Registration No. 811-6190
         ------------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(b) upon the effectiveness of the Fund's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement, which is the most recent amendment to such Registration Statement and was filed electronically on May 30, 2002.

         Comments or questions concerning this certificate may be directed to Jason P. Pogorelec of Ropes & Gray at (617) 951-7415.

                                             Very truly yours,

                                             PUTNAM INTERNATIONAL GROWTH FUND

                                             /s/ Gordon H. Silver
                                       By:   -----------------------------------
                                             Gordon H. Silver
                                             Vice President

cc:      Beth K. Werths, Esquire
         Brian D. McCabe, Esquire, Ropes & Gray